SUMMARY OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Prepaid expenses	$ 798,140	$ 3,349,990
Deposits	165,868	59,925
Other current assets	126,779	80,531
Total	$ 1,090,787	$ 3,490,446